Depreciation and Amortisation Expense	6 Months Ended
Dec. 31, 2024
Depreciation and Amortisation Expense [Abstract]
Depreciation and amortisation expense

Note 9. Depreciation and amortisation expense

	Consolidated
	December 2024	December 2023
	$	$
Amortisation expenses	604,794	599,273
Depreciation on machinery	1,703	—
Depreciation expense on right-of-use assets	—	10,001
	606,497	609,274